Condensed Consolidated Interim Statements of Changes in Equity - EUR (€) € in Thousands	Total	Issued Capital [member]	Share Premium [member]	Foreign Currency Translation Reserve [member]	Share-based Payment Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2018	€ 280,050	€ 5,659	€ 625,250	€ 3	€ 42,445	€ (393,307)
Statement [LineItems]
Loss for the period	(112,541)					(112,541)
Other comprehensive income / (loss), net of tax	(35)			(35)
Total comprehensive income / (loss) for the period, net of tax	(112,576)			(35)		(112,541)
Transactions with Owners
Share-based payment (Note 7)	18,130				18,130
Capital increase	521,172	725	520,447
Cost of capital increase	(31,701)		(31,701)
Equity at Jun. 30, 2019	675,075	6,384	1,113,996	(32)	60,575	(505,848)
Equity at Dec. 31, 2019	597,114	6,443	1,122,097	(34)	79,931	(611,323)
Statement [LineItems]
Loss for the period	(158,249)					(158,249)
Other comprehensive income / (loss), net of tax	(61)			(61)
Total comprehensive income / (loss) for the period, net of tax	(158,310)			(61)		(158,249)
Transactions with Owners
Share-based payment (Note 7)	28,364				28,364
Capital increase	9,976	48	9,928
Equity at Jun. 30, 2020	€ 477,144	€ 6,491	€ 1,132,025	€ (95)	€ 108,295	€ (769,572)